Debt - Q2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		114 Months Ended	120 Months Ended			6 Months Ended	12 Months Ended								0 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Apr. 06, 2013	Oct. 02, 2012	Jun. 30, 2013 Senior Secured 2012 Convertible Notes [Member]	Dec. 31, 2012 Senior Secured 2012 Convertible Notes [Member]	Dec. 31, 2011 Senior Secured 2012 Convertible Notes [Member]	Apr. 06, 2013 Senior Secured 2012 Convertible Notes [Member]	Jun. 30, 2013 Senior Secured 2012 Convertible Notes [Member] Call Option [Member]	Dec. 31, 2012 Senior Secured 2012 Convertible Notes [Member] Call Option [Member]	Jun. 30, 2013 Embedded derivative liability-2012 Notes [Member]	Dec. 31, 2012 Embedded derivative liability-2012 Notes [Member]	Dec. 31, 2011 Embedded derivative liability-2012 Notes [Member]	Jun. 28, 2013 Senior Secured 2013 Convertible Notes [Member]	Jun. 30, 2013 Senior Secured 2013 Convertible Notes [Member]	Dec. 31, 2012 Senior Secured 2013 Convertible Notes [Member]	Jun. 30, 2013 Embedded derivative liability-2013 Notes [Member]	Dec. 31, 2012 Embedded derivative liability-2013 Notes [Member]	Jun. 30, 2013 Working Capital Note [Member]	Dec. 31, 2012 Working Capital Note [Member]	Dec. 31, 2011 Working Capital Note [Member]
Total debt outstanding [Abstract]
Total debt	$ 28,510		$ 28,510		$ 11,269	$ 4,987	$ 11,269	$ 28,510			$ 15,005	$ 15,005	$ 0				$ 591	$ 276	$ 0		$ 18,576	$ 0	$ 732	$ 0	$ 3,660	$ 3,660	$ 5,000
Unamortized debt discount	(10,054)		(10,054)		(7,672)	(139)	(7,672)	(10,054)				8,300
Less current portion	(3,530)		(3,530)		(1,786)	(2,205)	(1,786)	(3,530)
Total long-term debt	24,980		24,980		9,483	2,782	9,483	24,980
Interest expense	1,830	151	3,257	325	2,957	849	17,846	21,103			1,000
Debt issuance costs					1,500							700									600
Amortization of deferred financing costs					1,300						1,700		200
Convertible notes to purchase common stock (in shares)																				26,921,741
Exercise period of convertible notes																				5 days
Five-year warrants to purchase common stock (in shares)	187,718,221		187,718,221		80,250,702	1,064,616	80,250,702	187,718,221		51,100,000		51,100,000		57,438,408		20,000,000				53,843,479
Exercise period of warrants																				10 years
Exercise price of warrants (in dollars per share)										$ 0.75		$ 0.75		$ 0.69		$ 0.75				$ 0.69
Number of common stock shares can be convert by convertible notes (in shares)												1,333								26,921,740
Debt interest rate (in hundredths)												10.00%														13.00%	11.75%
Number of trading days considered for volume weighted average price of stock									5 days											20 days
Maximum value of securities that may be called by right holders															20,000
Accrued interest on convertible notes	$ 375		$ 375		$ 373	$ 0	$ 373	$ 375				$ 400
Conversion price (in dollars per share)														$ 0.69						$ 0.69